Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Litigation proceedings of Associates and Joint Ventures - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) employee lawsuit person	Dec. 31, 2019 USD ($) employee lawsuit	Dec. 31, 2018 USD ($)	Oct. 08, 2018 COP ($)	Oct. 08, 2018 USD ($)
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings				$ 1,876,417,133	$ 571,249,000
Assets recognized | $		$ 29,776,384,000	$ 27,396,356,000
Enel Distribución Río
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings | $		124,674,000
Enel Distribución Río | Lawsuits And Arbitrations Proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 504,900,000	124,674,000
Enel Distribución Río | Administrative and judicial proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	127,000,000	31,571,000
Enel Distribución Río | Brazilian Tax Authority [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	1,300,000,000	322,566,000
Enel Distribución Río | Brazilian Tax Authority [Member] | COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	169,000,000	42,037,000
Enel Cien [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	430,420,000	107,013,000
Enel Distribución Sao Paulo S.A | COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	129,000,000	32,072,000
Enel Distribución Sao Paulo S.A | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	882,040,000	219,226,000
Enel Distribución Sao Paulo S.A | Lawsuits And Arbitrations Proceedings
Disclosure Of Other Provisions [Line Items]
Assets recognized	R$ 4,995,397,255	1,244,266,000
Tax credit recovery procedures	52 months
Enel Distribución Sao Paulo S.A | Brazilian Tax Authority [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 242,000,000	60,167,000
Enel Distribución Ceara | Lawsuits And Arbitrations Proceedings
Disclosure Of Other Provisions [Line Items]
Assets recognized	R$ 1,446,988,901	360,420,000
Tax credit recovery procedures	45 months
Enel Distribucion Goias S.A. (Distribucion) [Member] | Lawsuits And Arbitrations Proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 35,800,000	$ 8,889,000
Number of employees | employee	513	513
Enel Distribución Ceara | Administrative and judicial proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 224,000,000	$ 55,684,000
Enel Distribución Ceara | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	190,000,000	47,232,000
Enel Distribución Río
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 106,700,000	$ 26,534,000
Number of former employees | employee	583	583
Number of lawsuit | lawsuit	223	223
Enel Distribución Río | Niteroi [Member]
Disclosure Of Other Provisions [Line Items]
Percentage on salary differences claimed on litigation	26.05%
COPERVA | Enel Distribución Ceará [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 267,070,000	$ 66,390,000
Coerce [Member] | Enel Distribución Ceará [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	160,200,000	39,825,000
COPERCA | Enel Distribución Ceará [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	139,100,000	34,594,000
FINOBRASA | Enel Distribución Ceará [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	99,361,000,000	24,700,000
Enel Distribución Goiás S.A | COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	620,000,000	154,120,000
Enel Distribución Goiás S.A | Contracting model (outsourcing)
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 158,400,000	39,371,000
Group of suppliers | person	21
Enel Distribución Goiás S.A | Municipality of Aparecida de Goiânia
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 560,900,000	139,443,000
Enel Distribución Goiás S.A | Municipality of Quirinópolis
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	301,250,000	74,888,000
Enel Distribución Goiás S.A | Municipality of Anápolis
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	291,300,000	72,414,000
Enel Distribución Goiás S.A | Municipality of Bela Vista de Goiás
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	90,060,000	22,390,000
Enel Distribución Goiás S.A | Municipality of Goiatuba
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	88,000,000	21,974,000
Enel Distribución Goiás S.A | Municipality of Caiapônia
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	100,100,000	24,903,000
Enel Distribución Goiás S.A | Municipality of Cezarina
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	126,100,000	31,357,000
CIBRAPEL | Enel Distribución Río
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	209,150,000	$ 51,993
Litigation settlement, value | R$	R$ 21,500,000